CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Currency translation adjustments, tax effect	$ 0	$ 0	$ 0